DEFERRED REVENUE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
SUMMARY OF CHANGES IN DEFERRED REVENUE

For the six months ended June 30, 2022 and as of December 31, 2021, changes in deferred revenue were as follows:

	June 30,	December 31,
	2022	2021
Balance, beginning of period	$1,608,596	$1,518,163
Deferral of revenue	2,182,504	2,581,801
Recognition of deferred revenue	(1,208,512)	(2,491,368)
Balance, end of period	$2,582,588	$1,608,596

For the years ended December 31, 2021 and 2020, changes in deferred revenue were as follows:

	December 31,	December 31,
	2021	2020
Balance, beginning of year	$1,518,163	$953,546
Deferral of revenue	2,581,801	2,961,749
Recognition of deferred revenue	(2,491,368)	(2,397,132)
Balance, end of year	$1,608,596	$1,518,163

SCHEDULE OF DEFERRED REVENUE	As of June 30, 2022 and December 31, 2021, deferred revenue is classified as follows:
	June 30,	December 31,
	2022	2021
Current	$1,510,827	$1,035,185
Non-current	1,071,761	573,411
	$2,582,588	$1,608,596

SUMMARY OF DEFERRED REVENUE	As of December 31, 2021 and 2020, is classified as follows:
	December 31,	December 31,
	2021	2020
Current	$1,035,185	$1,478,430
Non-current	573,411	39,733
	$1,608,596	$1,518,163